SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of financial assets measured at fair value on recurring basis) (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Marketable securities -
available-for-sale	$ 2,815,727	$ 2,062,205
Fair Value, Inputs, Level 1 [Member]
Marketable securities -
available-for-sale	2,815,727	2,062,205
Fair Value, Inputs, Level 2 [Member]
Marketable securities -
available-for-sale
Fair Value, Inputs, Level 3 [Member]
Marketable securities -
available-for-sale